ACQUISITION OF S AND S BEVERAGE, INC. (Tables)	3 Months Ended
Mar. 31, 2021
Asset Acquisition [Abstract]
Schedule of acquisition

The following is a balance sheet comparison of S and S Beverage as of January 21, 2021:

Balance Sheet	Book Value	Fair Value
Accounts receivable, net of allowance of $24,280	$9,437	$33,717
Inventory	240,797	249,648
Property, plant and equipment, net (Website Development)	12,201	12,201
Total Assets	$262,435	$295,566
Accounts payable and accrued liabilities	$55,553	$ 956.
Outstanding checks	23,058	—
Interest payable	11,915	—
Due to customers	19,667	—
Current note payable - related party	811,761	1,050,000.00
Common Stock, $30.05 par value, 10,000 shares issued and outstanding, respectively	300,500
Additional paid-in-capital	437,701
Accumulated deficit	(1,397,720)
Total liabilities and stockholders’ deficit	$262,435

The following is the accounts included in the Company’s accompanying balance sheet dated March 31, 2021 as a result of the acquisition:

Balance Sheet
Accounts receivable	$33,717
Website Development (Ooh La Lemin)	12,201
Goodwill	1,275,938
Total Assets	$1,321,856
Accounts payable and accrued liabilities	$956
Loan on Acquisition	650,000
Due to merger payments	400,000
Common stock, $.00001 par value, 9,000,000 shares issued	90
Additional paid-in capital	270,810.00
Total liabilities and stockholders’ deficit	$1,321,856